GENERAL INFORMATION - Share-Based Payment Awards (Details)								1 Months Ended				12 Months Ended
	Jul. 19, 2023 shares director	Jul. 01, 2023 shares	Jun. 29, 2023 member	Jun. 29, 2023 director	Feb. 21, 2023 shares	Jun. 29, 2022 member	May 25, 2022 member	Nov. 30, 2023 shares	Sep. 30, 2023 shares	Jul. 31, 2023 shares	Mar. 30, 2023 shares member	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Apr. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,761,100
Number of new members elected	3					3	3
Number of members recommended			7	7			11
Number of previously serving directors			6	6		8	8
ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	70,444
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of new members with granted equity-settled awards | member											5
Short term incentive scheme | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											154,876
Long-term incentive plan | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)										105,573	643,286
Joop Brakenhoff | Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					52,550			46,750				104,047
Number of shares withheld for taxes (in shares)					51,504
Joop Brakenhoff | Deferred share plan | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					2,102			1,870
Number of shares withheld for taxes (in shares)					2,060
Group Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	261,100
Group Executive Committee | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	10,444
Group Executive Committee | Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		852,350
Number of other equity instruments granted in share-based payment arrangement (in shares)													1,395,358
Group Executive Committee | Deferred share plan | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		34,094
Current And Former Board Memembers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,750,000
Current And Former Board Memembers | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	70,000
Mr Kaan Terzioglu | Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)									3,662,250
Mr Kaan Terzioglu | Deferred share plan | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)									146,490
Former Board Members | Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								163,375
Former Board Members | Deferred share plan | ADR1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								6,535
Serkan Okandan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Length of Contract														3 years